Material accounting policies - Schedule of Significant Subsidiaries (Detail)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Panama | Copa Airlines
Disclosure of information about unconsolidated subsidiaries [line items]
Ownership interest	99.90%	99.90%
Panama | LNA
Disclosure of information about unconsolidated subsidiaries [line items]
Ownership interest	100.00%	100.00%
Colombia | AeroRepublica
Disclosure of information about unconsolidated subsidiaries [line items]
Ownership interest	99.90%	99.90%
British Virgin Islands | Oval
Disclosure of information about unconsolidated subsidiaries [line items]
Ownership interest	100.00%	100.00%